UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Origin Capital Management LLC
Address:  3145 Geary Blvd, #618
          San Francisco, CA 941

Form 13F File Number:    28-06301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Kelly Palaima
Title:         Chief Information Officer
Phone:         415-277-5592

Signature, Place and Date of Signing:


/s/ Kelly Palaima                  San Francisco, CA   April 7, 2008

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:      62,812 x 1,000
,

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER            TITLE             VALUE             SH/  PUT/ INV.  OTHE  VOTING
                          OF     CUSIP      X1000   SHARES    PRN  CALL DISC  R      AUTH
                          CLASS                                               MGR
                                                                                   SOLE

ASSISTED LIVING CONCEPTS  COM    04544X102  306     51920     SH        SOLE       51920
I-A
BIOGEN IDEC INC           COM    09062X103  9508    154127    SH        SOLE       154127
BRISTOL-MYERS SQUIBB CO   COM    110122108  335     15740     SH        SOLE       15740
CVS CAREMARK CORP         COM    126650100  357     8820      SH        SOLE       8820
GENENTECH INC             COM    368710406  8666    106747    SH        SOLE       106747
EXPRESS SCRIPTS INC       COM    302182100  7590    118000    SH        SOLE       118000
ADVANCED MEDICAL OPTICS   COM    00763M108  252     12400     SH        SOLE       12400
HOLOGIC INC               COM    436440101  6522    117310    SH        SOLE       117310
HOSPIRA INC               COM    441060100  525     12280     SH        SOLE       12280
ILLUMINA INC              COM    452327109  7006    92310     SH        SOLE       92310
IMCLONE SYSTEMS           COM    45245W109  461     10860     SH        SOLE       10860
MARTEK BIOSCIENCES CORP   COM    572901106  536     17520     SH        SOLE       17520
MYLAN INC                 COM    628530107  239     20620     SH        SOLE       20620
PFIZER INC                COM    717081103  3635    173680    SH        SOLE       173680
PAR PHARMACEUTICAL COS    COM    69888P106  280     16120     SH        SOLE       16120
INC
SCHERING-PLOUGH CORP      COM    806605101  6985    484760    SH        SOLE       484760
TEVA PHARMACEUTICAL-SP    COM    881624209  8287    179414    SH        SOLE       179414
ADR
VARIAN MEDICAL SYSTEMS    COM    92220P105  355     7577      SH        SOLE       7577
INC
January 09 Calls on BMY   COM    110122908  0       20000     SH   CALL SOLE       200
US
VALEANT PHARMACEUTICALS   COM    91911X104  416     32450     SH        SOLE       32450
INTE
January 09 Calls on SGP   COM    806605901  0       15000     SH   CALL SOLE       150
US
WATSON PHARMACEUTICALS    COM    942683103  549     18740     SH        SOLE       18740
INC




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